TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Income (Loss) Before Income Taxes

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
PRC	85,277	49,267	(23,020)
Non-PRC	(91,019)	(45,347)	(16,770)
	(5,742)	3,920	(39,790)

Income Tax Expenses (Benefits)

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	15,561	26,696	46,832
Deferred tax benefit	(12,555)	(3,192)	(11,060)
	3,006	23,504	35,772

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Income (loss) before income taxes	(5,742)	3,920	(39,790)
Income tax at applicable tax rate of 25%	(1,436)	980	(9,948)
Effect of international tax rate differences	5,894	3,138	(607)
Non-deductible expenses	3,805	8,325	9,375
Non-taxable income	(62)	(127)	(69)
Effect of tax holidays or preferential tax rates	(7,152)	4,843	618
Withholding tax	6,130	12,693	35,925
Research and development super-deduction	(2,714)	(3,455)	(2,530)
Changes in valuation allowance	(243)	7,932	8,194
Expiration of loss carry forwards	6,829	1,709	1,878
Expiration of unrecognized tax benefits due to applicable statute of limitations	(8,045)	(12,534)	(7,064)
	3,006	23,504	35,772

15.         TAXATION (continued)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Balance at beginning of year	70,812	75,434	78,637
Increase relating to tax positions	11,570	10,574	—
Decrease relating to expiration of applicable statute of limitations and reversal	(8,045)	(12,534)	(7,064)
Foreign currency translation adjustments	1,097	5,163	(5,675)
Balance at end of year	75,434	78,637	65,898

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
The aggregate amount	(7,152)	4,843	618
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
- Basic and diluted	0.08	(0.05)	(0.01)

Components of Deferred Taxes

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Deferred tax assets
Net operating losses	59,045	67,130	75,705
Lease liability	443	422	282
Impairment of assets	1,538	2,072	1,114
Overcharged advertising and promotion fee	744	637	400
Fixed assets depreciation	440	555	690
Investments	—	—	59
Less: Valuation allowance	(58,039)	(66,475)	(73,024)
Total deferred tax assets	4,171	4,341	5,226

Deferred tax liabilities
Right of use assets	(619)	(560)	(428)
Investment basis in the PRC entities	(65,711)	(53,833)	(52,332)
BaoAn Acquisition — Property	(11,814)	(11,574)	(10,122)
Investments	(1,331)	(1,367)	—
Interest capitalization	(146)	(150)	(137)
Deferred tax liabilities	(79,621)	(67,484)	(63,019)

Net deferred income tax assets	3,728	3,919	4,944
Net deferred income tax liabilities	(79,002)	(66,924)	(62,591)

Rollforward of valuation allowances of deferred tax assets

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Balance as of beginning of year	(55,430)	(58,039)	(66,475)
Additions of valuation allowance	(6,988)	(9,198)	(10,953)
Utilization of deferred tax assets	7,231	1,266	2,759
Foreign currency translation adjustments	(2,852)	(504)	1,645
Balance as of end of year	(58,039)	(66,475)	(73,024)